SUPPLEMENT DATED JULY 13, 2026
To the following annuity prospectus:

Index Advantage+ NF® Annuity Contract
Dated May 1, 2026

ISSUED BY
Allianz Life Insurance Company of North America and Allianz Life Variable Account B
This supplement updates certain information contained in the statutory prospectus and should be attached to that prospectus and retained for future reference.

For JP Morgan Securities LLC, the purchase requirements variation of this Contract has been removed from Appendix F – Financial Intermediary Variations for Contracts issued on or after July 13, 2026.

PRO-001-0526
(INFP-003)